Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Parenthetical) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Apr. 07, 2009
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares	1,510,000	1,181,000
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000
Ordinary shares, outstanding	22,977,000	23,184,000
Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000
Ordinary shares, outstanding	82,490,000	82,490,000
Changyou.com Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares	1,510,000	1,181,000
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	200,000,000
Ordinary shares, outstanding	22,977,000	23,184,000	17,250,000
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, authorized	97,740,000
Ordinary shares, outstanding	82,490,000	82,490,000